Costs of services and general and administrative costs	6 Months Ended
Jun. 30, 2023
Costs of service and general and administrative costs [Abstract]
Costs of services and general and administrative costs
4. Costs of services and general and administrative costs

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Costs of services	6,157.0	5,708.1
General and administrative costs	758.1	508.5
	6,915.1	6,216.6
Costs of services and general and administrative costs include:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Staff costs	4,141.5	3,930.7
Establishment costs	272.1	262.8
Media pass-through costs	1,022.8	1,016.7
Other costs of services and general and administrative costs[1]	1,478.7	1,006.4
	6,915.1	6,216.6
Note
[1]Other costs of services and general and administrative costs include £387.2 million (period ended 30 June 2022: £229.1 million) of other pass-through costs.
4. Costs of services and general and administrative costs (continued)
Staff costs include:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Wages and salaries	2,944.0	2,718.5
Cash-based incentive plans	91.7	93.5
Share-based incentive plans	75.5	67.3
Severance	40.1	17.4
Other staff costs	990.2	1,034.0
	4,141.5	3,930.7
Other costs of services and general and administrative costs include:

	Six Months Ended 30 June 2023	Six Months Ended 30 June 2022
	£m	£m
Amortisation and impairment of acquired intangible assets	36.6	31.5
Goodwill impairment	52.9	—
Investment and other impairment charges	11.0	—
Losses on disposals of investments and subsidiaries	2.9	48.1
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(60.4)
Restructuring and transformation costs	86.8	81.2
Property related costs	180.0	—
Litigation settlement	(10.0)	—
Amortisation and impairment of acquired intangible assets of £36.6 million (2022: £31.5 million) includes an impairment charge in the year of £1.7 million (2022: £1.3 million) in regard to certain brand names that are no longer in use.
The goodwill impairment charge of £52.9 million in the period ended 30 June 2023 (2022: £nil) relates to two businesses in the Group where the current, local economic conditions and trading circumstances are sufficiently severe to indicate impairment to the carrying value.
Investment and other impairment charges of £11.0 million (2022: £nil) relate to the same macro-economic factors noted above.
Losses on disposal of investments and subsidiaries of £2.9 million in the period ended 30 June 2023 (2022: £48.1 million) mainly relates to a disposal of the Group's investment in Astus Australia, which completed in May 2023. The prior period primarily includes a loss of £65.1 million on the divestment of the Group's Russian interests which completed in May 2022.
In the prior period, gains on remeasurement of equity interests arising from a change in scope of ownership of £60.4 million comprises a gain in relation to the reclassification of the Group’s interest in Imagina in Spain from interests in associates to other investments. There were no remeasurements of equity interest in the period ended 30 June 2023.